Commitments and Contingencies (Details 2) - Energy Contracts [Member] - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
2016	$ 300	$ 313
2017	$ 200	313
2018		156
Other Commitment		$ 782